Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2026	As of June 30, 2025
Wages and welfare payable	$564,010	$660,589
Professional service fees	78,055	402,458
Loan from third party(1)	2,234,398	-
Others	89,846	50,056
Total	$2,966,309	$1,113,103

(1)	During April 2026, the Company received a $2.1 million advance from HANGTIE (CHINA AND HONGKONG) ENG CO LTD for working capital purposes. The advance accrued interest at 0.1% daily and was personally guaranteed by the CEO. The outstanding balance was fully settled in July 2026.